TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of trade payables and other current liabilities
	12/31/2023	12/31/2022
Trade payables	31,812	23,791
Customer virtual wallets	7,582	7,034
Other current liabilities	6,856	7,685
Accruals	750	-
Total	47,000	38,510
Of which: with related parties (Note 14)	9,670	6,497

	12/31/2022	12/31/2021
Trade payables	23,791	19,687
Customer online wallets	7,034	4,900
Other current liabilities	7,685	3,211
Accruals	-	826
Total	38,510	28,624
Of which: with related parties (Note 14)	6,497	3,729

Disclosure of other current liabilities
	12/31/2023	12/31/2022
Accrued salaries	1,372	1,874
Current tax liabilities	5,478	5,756
Others	6	55
Total	6,856	7,685

	12/31/2022	12/31/2021
Accrued salaries	1,874	640
Current tax liabilities	5,756	2,501
Others	55	70
Total	7,685	3,211